Income Taxes - Schedule the current and deferred portion of income tax expenses included in the consolidated statements of operations and comprehensive (loss) income (Detail)
¥ in Thousands, $ in Thousands
12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current tax expenses	¥ 131,186		¥ 27,018	¥ 31,844
Deferred tax benefits	(35,151)		(12,827)	(12,508)
Income tax expense	¥ 96,035	$ 13,924	¥ 14,191	¥ 19,336